Debt and Commitments (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Company's Long-Term Debt
[a]	The Company’s long-term debt, which is substantially uncollateralized, consists of the following:

	2015	2014
Senior Notes [note 17 [c]]
$750 million Senior Notes due 2024 at 3.625%	$750	$750
$650 million Senior Notes due 2025 at 4.150%	650	—
€550 million Senior Notes due 2023 at 1.900%	597	—
Cdn$425 million Senior Notes due 2022 at 3.100%	307	—
Bank term debt at a weighted average interest rate of approximately 8.1% [2014 – 8.2%], denominated primarily in Chinese renminbi and Brazilian real	202	173
Government loans at a weighted average interest rate of approximately 3.7% [2014 – 5.5%], denominated primarily in euros and Brazilian real	9	19
Other	42	53

	2,557	995
Less due within one year	211	183

	$2,346	$812

Schedule of Future Principal Repayments on Long-Term Debt
[b]	Future principal repayments on long-term debt are estimated to be as follows:

2016	$211
2017	23
2018	7
2019	4
2020	1
Thereafter	2,311

$2,557

Interest Expense, Net
[e]	Interest expense, net includes:

	2015	2014
Interest expense
Current	$20	$27
Long-term	38	20

	58	47
Interest income	(14)	(17)

Interest expense, net	$44	$30

Company's Commitments under Operating Leases and Requiring Annual Rental Payments
[g]	At December 31, 2015, the Company had commitments under operating leases requiring annual rental payments as follows:

Total
2016	$268
2017	232
2018	185
2019	161
2020	138
Thereafter	283

$1,267